GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance As Of Beginning Of Year Abstract
Goodwill, net	$ 646	$ 690
Goodwill acquired during the year	0	0
Impairment losses	0	0	$ (139)
Exchange rate effect	22	(44)
Balance as of the end of the year:
Balance as of the end of the year	$ 668	$ 646	$ 690